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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number            811- 22005

      Evergreen Global Dividend Opportunity Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for one of its series, Evergreen Global
Dividend Opportunity Fund, for the quarter ended January 31, 2008. This one series has an October 31 fiscal year end .

Date of reporting period:    January 31, 2008

Item 1 – Schedule of Investments

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 92.3%
ENERGY 7.6%
Oil, Gas & Consumable Fuels 7.6%
Boardwalk Pipeline Partners, LP	United States	8,000	$248,640
Copano Energy, LLC	United States	602,000	21,274,680
Genesis Energy, LP	United States	311,229	6,666,525
Martin Midstream Partners, LP	United States	150,000	5,325,000
McMoRan Exploration Co. *	United States	28,984	456,208
Southwestern Energy Co. *	United States	575,000	32,148,250
Williams Pipeline Partners, LP *	United States	25,000	485,000

			66,604,303

FINANCIALS 2.2%
Capital Markets 0.3%
UBS AG	Switzerland	75,000	3,096,750

Commercial Banks 0.3%
Barclays plc	United Kingdom	100,000	942,681
HSBC Holdings plc – London Exchange	United Kingdom	100,000	1,499,216

			2,441,897

Insurance 1.6%
Allianz SE	Germany	75,000	13,716,441

INDUSTRIALS 0.8%
Transportation Infrastructure 0.8%
Macquarie Infrastructure Co., LLC	United States	200,000	6,612,000

TELECOMMUNICATION SERVICES 20.7%
Diversified Telecommunication Services 14.6%
AT&T, Inc. µ	United States	100,000	3,849,000
Belgacom SA	Belgium	100,000	4,694,105
Elisa Oyj	Finland	2,000,000	56,633,420
Shenandoah Telecommunications Co. +	United States	119,260	2,178,880
Swisscom AG	Switzerland	8,000	3,177,899
TeliaSonera AB	Sweden	100,000	884,376
Telstra Corp., ADR	Australia	21,500,000	54,693,749
Verizon Communications, Inc.	United States	40,000	1,553,600

			127,665,029

Wireless Telecommunication Services 6.1%
Rogers Communications, Inc., Class B	Canada	300,000	11,493,000
Vodafone Group plc	United Kingdom	12,000,000	42,110,353

			53,603,353

UTILITIES 61.0%
Electric Utilities 31.9%
Allegheny Energy, Inc. *	United States	129,500	7,095,305
Drax Group plc	United Kingdom	2	15
E.ON AG	Germany	125,000	22,952,993
Edison International	United States	185,000	9,649,600
El Paso Electric Co. *	United States	100,000	2,343,000
Enel SpA	Italy	168,750	1,880,044
Entergy Corp. µ	United States	175,000	18,931,500
Exelon Corp. µ	United States	350,000	26,666,500
FirstEnergy Corp. µ	United States	600,000	42,732,000
Fortum Oyj	Finland	973,349	39,318,509
Maine & Maritimes Corp. *	United States	18,500	586,450
Portland General Electric Co.	United States	350,000	8,624,000
PPL Corp.	United States	78,400	3,835,328
Red Electrica de Espana SA	Spain	550,000	31,589,761
Scottish & Southern Energy plc	United Kingdom	1,400,000	42,534,747

1

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Sierra Pacific Resources	United States	255,000	$3,817,350
TERNA SpA	Italy	1,000,000	4,192,915
Westar Energy, Inc.	United States	516,831	12,590,003

			279,340,020

Gas Utilities 4.3%
Enagas SA	Spain	1,375,000	37,877,670

Independent Power Producers & Energy Traders 3.5%
Constellation Energy Group, Inc. µ	United States	275,000	25,839,000
Ormat Technologies, Inc.	United States	100,000	4,347,000

			30,186,000

Multi-Utilities 18.7%
Avista Corp.	United States	101,900	2,053,285
National Grid plc	United Kingdom	2,000,000	30,774,489
PG&E Corp.	United States	400,000	16,416,000
Public Service Enterprise Group, Inc. µ	United States	300,000	28,800,000
RWE AG	Germany	325,000	39,808,547
SUEZ	France	750,000	45,806,595

			163,658,916

Water Utilities 2.6%
Kelda Group plc	United Kingdom	1,000,001	21,593,484
Pennichuck Corp.	United States	59,200	1,462,240

			23,055,724

Total Common Stocks (cost $786,362,764)			807,858,103

PREFERRED STOCKS 6.9%
FINANCIALS 3.5%
Real Estate Investment Trusts 3.5%
Thornburg Mortgage, Inc., 7.50%	United States	1,590,800	30,463,820

Thrifts & Mortgage Finance 0.0%
Freddie Mac, 5.00%	United States	9,000	337,500

MATERIALS 0.3%
Chemicals 0.2%
E.I. DuPont de Nemours & Co., 4.50%	United States	22,700	1,914,604

Metals & Mining 0.1%
Ryerson, Inc., Ser. A, 2.40% + ☐	United States	5,012	172,914

UTILITIES 3.1%
Electric Utilities 3.0%
Carolina Power & Light Co., 5.00%	United States	2,000	177,500
Connecticut Light & Power Co., 2.20%	United States	36,625	1,587,467
Connecticut Light & Power Co., Ser. 1963, 4.50%	United States	21,124	935,398
Consolidated Edison, Inc., 5.00%	United States	61,450	5,484,720
Consolidated Edison, Inc., Ser. D, 4.65%	United States	62,505	5,271,909
Entergy Arkansas, Inc., 4.32%	United States	5,500	440,687
Entergy Arkansas, Inc., Ser. 1965, 4.56%	United States	3,240	273,983
Florida Power Corp., 4.60%	United States	10,900	1,036,862
Indianapolis Power & Light Co., 4.20%	United States	20,000	1,950,000
MidAmerican Energy Co., 4.35%	United States	13,017	1,208,954
Pacific Enterprises, 4.40%	United States	10,300	842,669
Pacific Gas & Electric Co., 4.80%	United States	185,600	3,841,920
Peco Energy Co., 4.68%	United States	7,240	627,708
South Carolina Electric & Gas Co., 5.00%	United States	2,000	85,400
Southern California Edison Co., 4.78%	United States	30,000	645,000
Southern California Edison Co., Ser. B, 4.08%	United States	2,200	41,910
Union Electric Co., 5.50%	United States	973	98,638
Union Electric Co., 7.64%	United States	21,350	2,173,697

			26,724,422

2

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Gas Utilities 0.1%
Public Service Electric & Gas Co., 5.28%	United States	5,900	$561,562

Total Preferred Stocks (cost $68,249,567)			60,174,822

CLOSED-END MUTUAL FUND SHARES 0.1%
Tortoise Energy Capital Corp. (cos t $700,700)	United States	22,000	610,500

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.6%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø (cos t $40,106,161)	United States	40,106,161	40,106,161

Total Investments (cost $895,419,192) 103.9%			908,749,586

SECURITIES SOLD SHORT (2.5%)
FINANCIALS (0.3%)
Consumer Finance (0.3%)
Capital One Financial Corp.	United States	50,000	(2,740,500)

MATERIALS (1.4%)
Construction Materials (1.4%)
Martin Marietta Materials, Inc.	United States	100,000	(12,272,000)

TELECOMMUNICATION SERVICES (0.5%)
Diversified Telecommunication Services (0.5%)
Manitoba Telecom Services, Inc.	Canada	100,000	(4,276,955)

UTILITIES (0.3%)
Multi-Utilities (0.1%)
DTE Energy Co.	United States	25,000	(1,066,250)

Water Utilities (0.2%)
Pennon Group plc	United Kingdom	50,000	(660,031)
Severn Trent plc	United Kingdom	25,000	(706,858)

			(1,366,889)

Total Securities Sold Short (proceeds $20,119,876)			(21,722,594)

Other Assets and Liabilities (1.4%)			(11,996,087)

Net Assets Applicable to Common Shareholders 100.0%			$875,030,905

*	Non-income producing security
µ	All or a portion of this security is pledged as collateral for written call options.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

3

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2008:

United States	40.3%
United Kingdom	16.3%
Finland	11.3%
Germany	9.0%
Spain	8.2%
Australia	6.5%
France	5.4%
Canada	0.9%
Switzerland	0.7%
Italy	0.7%
Belgium	0.6%
Sweden	0.1%

100.0%

Open call options written as of January 31, 2008 were as follows:

Expiration		Number of	Strike	Market	Premiums
Date	Index/ETF	Contracts	Price	Value	Received

02/15/2008	AMEX Airline Index	4,913	34 USD	$1,557,145	$417,114
02/15/2008	AMEX Securities Broker/Dealer Index	880	194 USD	1,485,777	332,640
02/15/2008	CAC 40 Index	423	5,158 EUR	123,530	234,929
02/15/2008	Dax Index	603	7,214 EUR	147,365	222,139
02/15/2008	Retail HOLDRs Trust	3,563	96 USD	722,862	185,917
02/15/2008	Russell 2000 Index	474	719 USD	619,889	267,701
02/15/2008	S & P 500 Index	244	1,397 USD	392,108	111,510
02/15/2008	Swiss Market Index	429	8,155 CHF	75,841	183,653

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $899,203,003. The gross unrealized appreciation and depreciation on securities based on tax cost was $43,076,872 and $33,530,289, respectively, with a net unrealized appreciation of $9,546,583.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Any interest or dividends accrued on such borrowed securities during the period of the loan is recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

4

Item 2 - Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Global Dividend Opportunity Fund

By: ______________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: ______________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008
By: ______________________________
Kasey Phillips
Principal Financial Officer
Date: March 30, 2008